Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Jan. 03, 2016
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Summary of Changes in Carrying Value of Redeemable Convertible Preferred Stock

The below table summarizes the changes in the carrying value of the Redeemable Convertible Preferred Stock:

(in millions)
Balance as of December 23, 2013	$174.0
Cumulative Dividends paid-in-kind during the period	—
Balance as of December 29, 2013	174.0
Cumulative Dividends paid-in-kind during the period	18.6
Balance as of December 28, 2014	192.6
Cumulative Dividends paid-in-kind during the period	24.2

Balance as of January 3, 2016	$216.8